Summary of Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Income (Loss) Per Share [Line Items]
Net income/(loss)	$ 448,912	$ 264,330	$ 457,709	$ (1,009,102)	$ 713,242	$ (551,393)	$ 632,536	$ (419,390)
Accretion of temporary equity to redemption value	(790,157)	(803,885)	(1,850,859)	(912,646)	(1,594,042)	(2,763,505)		(16,111,536)
Accretion of temporary equity to redemption value							(5,643,271)	(17,333,136)
Net loss including accretion of temporary equity	(341,245)		(1,393,150)		(880,800)	(3,314,898)	(5,010,735)	(17,752,526)
Numerators:
Accretion of temporary equity to redemption value	790,157	$ 803,885	1,850,859	$ 912,646	1,594,042	2,763,505		16,111,536
Redeemable Shares [Member]
Schedule of Net Income (Loss) Per Share [Line Items]
Accretion of temporary equity to redemption value	(790,157)		(1,850,859)		(1,594,042)	(2,763,505)	(5,643,271)	(17,333,136)
Numerators:
Allocation of net loss including accretion of temporary	(217,783)		(1,061,999)		(562,129)	(2,526,949)	(3,720,244)	(12,964,866)
Accretion of temporary equity to redemption value	790,157		1,850,859		1,594,042	2,763,505	5,643,271	17,333,136
Allocation of net income/(loss)	$ 572,374		$ 788,860		$ 1,031,913	$ 236,556	$ 1,923,027	$ 4,368,270
Denominators:
Weighted-average shares outstanding basic (in Shares)	4,537,829		8,250,000		4,537,829	8,250,000	7,416,033	6,056,094
Weighted-average shares outstanding diluted (in Shares)	4,537,829		8,250,000		4,537,829	8,250,000	7,416,033	6,056,094
Basic net income/(loss) per share (in Dollars per share)	$ 0.13		$ 0.1		$ 0.23	$ 0.03	$ 0.26	$ 0.72
Diluted net income/(loss) per share (in Dollars per share)	$ 0.13		$ 0.1		$ 0.23	$ 0.03	$ 0.26	$ 0.72
Non- Redeemable Shares [Member]
Schedule of Net Income (Loss) Per Share [Line Items]
Accretion of temporary equity to redemption value
Numerators:
Allocation of net loss including accretion of temporary	(123,462)		(331,151)		(318,671)	(787,949)	(1,290,491)	(4,787,660)
Accretion of temporary equity to redemption value
Allocation of net income/(loss)	$ (123,462)		$ (331,151)		$ (318,671)	$ (787,949)	$ (1,290,491)	$ (4,787,660)
Denominators:
Weighted-average shares outstanding basic (in Shares)	2,572,500		2,572,500		2,572,500	2,572,500	2,572,500	2,236,392
Weighted-average shares outstanding diluted (in Shares)	2,572,500		2,572,500		2,572,500	2,572,500	2,572,500	2,236,392
Basic net income/(loss) per share (in Dollars per share)	$ (0.05)		$ (0.13)		$ (0.12)	$ (0.31)	$ (0.5)	$ (2.14)
Diluted net income/(loss) per share (in Dollars per share)	$ (0.05)		$ (0.13)		$ (0.12)	$ (0.31)	$ (0.5)	$ (2.14)